Income Taxes - Loss Before Income Taxes (Detail) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Nov. 19, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Income Before Income Tax [Line Items]
Loss before income taxes	$ (34,253)
Luxembourg
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes domestic	(9,738)
United States
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes foreign	3,558
Other Jurisdictions
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes foreign	$ (28,073)
Predecessor
Schedule of Income Before Income Tax [Line Items]
Loss before income taxes		$ (2,157,185)	$ (512,303)	$ (15,050)
Predecessor | Luxembourg
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes domestic		(500,317)	349	190,849
Predecessor | United States
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes foreign		(10,467)	1,301	3,855
Predecessor | Other Jurisdictions
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes foreign		$ (1,646,401)	$ (513,953)	$ (209,754)